UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number

811-08226

Templeton Global Investment Trust

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Alison Baur,

One Franklin Parkway,

San Mateo,

CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code:

(954)527-7500

Date of fiscal year end: 12/31

Date of reporting period: 06/30/24

Item 1. Reports to Stockholders.

a.)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1).

b.)	Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not Applicable.

Templeton Global Balanced Fund
Class A [TAGBX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Templeton Global Balanced Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A	$60	1.20%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$323,668,389
Total Number of Portfolio Holdings*	132
Portfolio Turnover Rate	31.30%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Global Balanced Fund	PAGE 1	325-STSR-0824

Templeton Global Balanced Fund
Class A1 [TINCX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Templeton Global Balanced Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class A1	$60	1.20%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$323,668,389
Total Number of Portfolio Holdings*	132
Portfolio Turnover Rate	31.30%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Global Balanced Fund	PAGE 1	425-STSR-0824

Templeton Global Balanced Fund
Class C [FCGBX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Templeton Global Balanced Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C	$97	1.95%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$323,668,389
Total Number of Portfolio Holdings*	132
Portfolio Turnover Rate	31.30%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Global Balanced Fund	PAGE 1	225-STSR-0824

Templeton Global Balanced Fund
Class C1 [TCINX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Templeton Global Balanced Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class C1	$80	1.60%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$323,668,389
Total Number of Portfolio Holdings*	132
Portfolio Turnover Rate	31.30%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Global Balanced Fund	PAGE 1	525-STSR-0824

Templeton Global Balanced Fund
Class R
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Templeton Global Balanced Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R	$72	1.45%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$323,668,389
Total Number of Portfolio Holdings*	132
Portfolio Turnover Rate	31.30%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Global Balanced Fund	PAGE 1	825-STSR-0824

Templeton Global Balanced Fund
Class R6 [FGGBX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Templeton Global Balanced Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Class R6	$43	0.86%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$323,668,389
Total Number of Portfolio Holdings*	132
Portfolio Turnover Rate	31.30%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Global Balanced Fund	PAGE 1	359-STSR-0824

Templeton Global Balanced Fund
Advisor Class [TZINX]
Semi-Annual Shareholder Report | June 30, 2024

This semi-annual shareholder report contains important information about Templeton Global Balanced Fund for the period January 1, 2024, to June 30, 2024.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*,†
Advisor Class	$47	0.95%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
†	Annualized.
KEY FUND STATISTICS (as of June 30, 2024)

Total Net Assets	$323,668,389
Total Number of Portfolio Holdings*	132
Portfolio Turnover Rate	31.30%
*	Does not include derivatives, except purchased options, if any.
WHAT DID THE FUND INVEST IN?  (as of June 30, 2024)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
Templeton Global Balanced Fund	PAGE 1	625-STSR-0824

Item 2. Code of Ethics.

N/A

Item 3. Audit Committee Financial Expert.

N/A

Item 4. Principal Accountant Fees and Services.

N/A

Item 5. Audit Committee of Listed Registrants.

N/A

Item 6. Schedule of Investments.

(a) Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSRS.

(b) N/A

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Templeton
Global Balanced Fund
Financial Statements and Other Important Information
Semi-Annual | June 30, 2024

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Semiannual

Financial Highlights and Schedule of Investments 2
Financial Statements 17
Notes to Financial Statements 21
Changes In and Disagreements with Accountants 34
Results of Meeting(s) of Shareholders 34
Remuneration Paid to Directors, Officers and Others 34
Board Approval of Management and Subadvisory Agreements 34

Templeton Global Investment Trust
Financial Highlights
Templeton Global Balanced Fund
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021
*
2020
a
2019
a
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $2.48 $2.26 $2.72 $2.82 $2.84 $2.77
Income from investment operations
b
:
Net investment income
c
............. 0.06 0.08 0.07 0.05 0.07 0.11
Net realized and unrealized gains (losses) (0.05) 0.23 (0.46) (0.09) (0.04) 0.08
Total from investment operations ........ 0.01 0.31 (0.39) (0.04) 0.03 0.19
Less distributions from:
Net investment income .............. (0.06) — — — (0.05) (0.12)
Tax return of capital ................ — (0.09) (0.07) (0.06) — —
Total distributions ................... (0.06) (0.09) (0.07) (0.06) (0.05) (0.12)
Net asset value, end of period .......... $2.43 $2.48 $2.26 $2.72 $2.82 $2.84
Total return
d
....................... 0.46% 13.80% (14.28)% (1.54)% 1.49% 6.96%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates and expense reduction ........ 1.24% 1.32% 1.32% 1.30% 1.30% 1.22%
Expenses net of waiver and payments by
affiliates .......................... 1.20% 1.23% 1.20% 1.20% 1.26% 1.19%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 1.20% 1.20% 1.20%
f
1.20%
f
1.26%
f
1.19%
f
Net investment income ............... 4.91% 3.53% 2.80% 1.89% 2.85% 3.81%
Supplemental data
Net assets, end of period (000’s) ........ $186,747 $206,734 $210,786 $302,724 $354,879 $465,915
Portfolio turnover rate ................ 31.30% 61.11% 56.93% 52.63% 74.03% 26.62%
*Includes the consolidated operations of FT Holdings Corporation IV from January 1, 2021 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation IV.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Investment Trust
Financial Highlights
Templeton Global Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021
*
2020
a
2019
a
Class A1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $2.49 $2.27 $2.73 $2.83 $2.84 $2.77
Income from investment operations
b
:
Net investment income
c
............. 0.06 0.08 0.07 0.05 0.07 0.11
Net realized and unrealized gains (losses) (0.06) 0.23 (0.46) (0.09) (0.03) 0.08
Total from investment operations ........ — 0.31 (0.39) (0.04) 0.04 0.19
Less distributions from:
Net investment income .............. (0.06) — — — (0.05) (0.12)
Tax return of capital ................ — (0.09) (0.07) (0.06) — —
Total distributions ................... (0.06) (0.09) (0.07) (0.06) (0.05) (0.12)
Net asset value, end of period .......... $2.43 $2.49 $2.27 $2.73 $2.83 $2.84
Total return
d
....................... 0.05% 13.75% (14.21)% (1.53)% 1.49% 7.33%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates and expense reduction ........ 1.24% 1.32% 1.32% 1.30% 1.30% 1.22%
Expenses net of waiver and payments by
affiliates .......................... 1.20% 1.23% 1.20% 1.20% 1.26% 1.19%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 1.20% 1.20% 1.20%
f
1.20%
f
1.26%
f
1.19%
f
Net investment income ............... 4.67% 3.53% 2.80% 1.89% 2.86% 3.81%
Supplemental data
Net assets, end of period (000’s) ........ $93,612 $104,309 $108,558 $165,287 $198,816 $252,990
Portfolio turnover rate ................ 31.30% 61.11% 56.93% 52.63% 74.03% 26.62%
*Includes the consolidated operations of FT Holdings Corporation IV from January 1, 2021 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation IV.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Investment Trust
Financial Highlights
Templeton Global Balanced Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021
*
2020
a
2019
a
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $2.48 $2.26 $2.71 $2.81 $2.82 $2.75
Income from investment operations
b
:
Net investment income
c
............. 0.05 0.06 0.05 0.03 0.05 0.09
Net realized and unrealized gains (losses) (0.06) 0.23 (0.45) (0.10) (0.03) 0.08
Total from investment operations ........ (0.01) 0.29 (0.40) (0.07) 0.02 0.17
Less distributions from:
Net investment income .............. (0.05) — — — (0.03) (0.10)
Tax return of capital ................ — (0.07) (0.05) (0.03) — —
Total distributions ................... (0.05) (0.07) (0.05) (0.03) (0.03) (0.10)
Net asset value, end of period .......... $2.42 $2.48 $2.26 $2.71 $2.81 $2.82
Total return
d
....................... (0.35)% 12.90% (14.68)% (2.37)% 0.68% 6.55%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates and expense reduction ........ 1.99% 2.07% 2.08% 2.04% 2.04% 1.97%
Expenses net of waiver and payments by
affiliates .......................... 1.95% 1.98% 1.95% 1.95% 2.00% 1.94%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 1.95% 1.95% 1.95%
f
1.95%
f
2.00%
f
1.94%
f
Net investment income ............... 4.07% 2.74% 2.02% 1.12% 2.02% 3.06%
Supplemental data
Net assets, end of period (000’s) ........ $11,130 $13,259 $18,904 $39,982 $83,658 $139,231
Portfolio turnover rate ................ 31.30% 61.11% 56.93% 52.63% 74.03% 26.62%
*Includes the consolidated operations of FT Holdings Corporation IV from January 1, 2021 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation IV.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Investment Trust
Financial Highlights
Templeton Global Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021
*
2020
a
2019
a
Class C1
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $2.50 $2.27 $2.73 $2.83 $2.84 $2.77
Income from investment operations
b
:
Net investment income
c
............. 0.05 0.07 0.06 0.04 0.06 0.10
Net realized and unrealized gains (losses) (0.05) 0.24 (0.46) (0.10) (0.03) 0.08
Total from investment operations ........ — 0.31 (0.40) (0.06) 0.03 0.18
Less distributions from:
Net investment income .............. (0.06) — — — (0.04) (0.11)
Tax return of capital ................ — (0.08) (0.06) (0.04) — —
Total distributions ................... (0.06) (0.08) (0.06) (0.04) (0.04) (0.11)
Net asset value, end of period .......... $2.44 $2.50 $2.27 $2.73 $2.83 $2.84
Total return
d
....................... (0.16)% 13.71% (14.61)% (2.06)% 1.01% 6.82%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates and expense reduction ........ 1.64% 1.72% 1.72% 1.68% 1.70% 1.62%
Expenses net of waiver and payments by
affiliates .......................... 1.60% 1.63% 1.60% 1.60% 1.66% 1.59%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 1.60% 1.60% 1.60%
f
1.60%
f
1.66%
f
1.59%
f
Net investment income ............... 4.39% 3.07% 2.39% 1.46% 2.32% 3.41%
Supplemental data
Net assets, end of period (000’s) ........ $1,116 $1,340 $1,876 $3,535 $13,050 $27,765
Portfolio turnover rate ................ 31.30% 61.11% 56.93% 52.63% 74.03% 26.62%
*Includes the consolidated operations of FT Holdings Corporation IV from January 1, 2021 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation IV.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Investment Trust
Financial Highlights
Templeton Global Balanced Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021
*
2020
a
2019
a
Class R
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $2.50 $2.27 $2.74 $2.84 $2.85 $2.78
Income from investment operations
b
:
Net investment income
c
............. 0.06 0.08 0.06 0.05 0.07 0.10
Net realized and unrealized gains (losses) (0.06) 0.23 (0.46) (0.10) (0.03) 0.08
Total from investment operations ........ — 0.31 (0.40) (0.05) 0.04 0.18
Less distributions from:
Net investment income .............. (0.06) — — — (0.05) (0.11)
Tax return of capital ................ — (0.08) (0.07) (0.05) — —
Total distributions ................... (0.06) (0.08) (0.07) (0.05) (0.05) (0.11)
Net asset value, end of period .......... $2.44 $2.50 $2.27 $2.74 $2.84 $2.85
Total return
d
....................... (0.07)% 13.92% (14.77)% (1.77)% 1.68% 6.66%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates and expense reduction ........ 1.49% 1.57% 1.58% 1.53% 1.43% 1.47%
Expenses net of waiver and payments by
affiliates .......................... 1.45% 1.48% 1.45% 1.44% 1.40% 1.44%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 1.45% 1.45% 1.45%
f
1.44%
f
1.40%
f
1.44%
f
Net investment income ............... 4.61% 3.30% 2.58% 1.66% 2.63% 3.56%
Supplemental data
Net assets, end of period (000’s) ........ $638 $647 $596 $1,206 $1,591 $2,348
Portfolio turnover rate ................ 31.30% 61.11% 56.93% 52.63% 74.03% 26.62%
*Includes the consolidated operations of FT Holdings Corporation IV from January 1, 2021 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation IV.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Investment Trust
Financial Highlights
Templeton Global Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021
*
2020
a
2019
a
Class R6
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $2.49 $2.27 $2.73 $2.83 $2.85 $2.78
Income from investment operations
b
:
Net investment income
c
............. 0.06 0.09 0.07 0.06 0.08 0.12
Net realized and unrealized gains (losses) (0.05) 0.22 (0.45) (0.09) (0.04) 0.08
Total from investment operations ........ 0.01 0.31 (0.38) (0.03) 0.04 0.20
Less distributions from:
Net investment income .............. (0.07) — — — (0.06) (0.13)
Tax return of capital ................ — (0.09) (0.08) (0.07) — —
Total distributions ................... (0.07) (0.09) (0.08) (0.07) (0.06) (0.13)
Net asset value, end of period .......... $2.43 $2.49 $2.27 $2.73 $2.83 $2.85
Total return
d
....................... 0.23% 14.12% (13.90)% (1.19)% 1.87% 7.32%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates and expense reduction ........ 0.92% 1.00% 0.98% 1.01% 0.99% 0.92%
Expenses net of waiver and payments by
affiliates .......................... 0.86% 0.92% 0.90% 0.86% 0.90% 0.84%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 0.86% 0.89% 0.90%
f
0.86%
f
0.90%
f
0.84%
f
Net investment income ............... 5.26% 3.86% 3.10% 2.23% 3.18% 4.16%
Supplemental data
Net assets, end of period (000’s) ........ $3,236 $3,541 $2,388 $3,227 $4,624 $6,080
Portfolio turnover rate ................ 31.30% 61.11% 56.93% 52.63% 74.03% 26.62%
* Includes the consolidated operations of FT Holdings Corporation IV from January 1, 2021 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation IV.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Investment Trust
Financial Highlights
Templeton Global Balanced Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a
Six Months
Ended June
30, 2024
(unaudited)
Year Ended December 31,
2023 2022 2021
*
2020
a
2019
a
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period ..... $2.50 $2.27 $2.74 $2.84 $2.85 $2.78
Income from investment operations
b
:
Net investment income
c
............. 0.06 0.09 0.07 0.06 0.08 0.12
Net realized and unrealized gains (losses) (0.06) 0.23 (0.46) (0.09) (0.03) 0.08
Total from investment operations ........ — 0.32 (0.39) (0.03) 0.05 0.20
Less distributions from:
Net investment income .............. (0.06) — — — (0.06) (0.13)
Tax return of capital ................ — (0.09) (0.08) (0.07) — —
Total distributions ................... (0.06) (0.09) (0.08) (0.07) (0.06) (0.13)
Net asset value, end of period .......... $2.44 $2.50 $2.27 $2.74 $2.84 $2.85
Total return
d
....................... 0.17% 14.48% (14.32)% (1.28)% 1.75% 7.57%
Ratios to average net assets
e
Expenses before waiver and payments by
affiliates and expense reduction ........ 0.99% 1.07% 1.07% 1.05% 1.04% 0.97%
Expenses net of waiver and payments by
affiliates .......................... 0.95% 0.98% 0.95% 0.95% 1.00% 0.94%
Expenses net of waiver and payments by
affiliates and expense reduction ........ 0.95% 0.95% 0.95%
f
0.95%
f
1.00%
f
0.94%
f
Net investment income ............... 5.08% 3.77% 3.04% 2.14% 3.00% 4.06%
Supplemental data
Net assets, end of period (000’s) ........ $27,188 $29,498 $32,777 $57,537 $77,426 $141,277
Portfolio turnover rate ................ 31.30% 61.11% 56.93% 52.63% 74.03% 26.62%
* Includes the consolidated operations of FT Holdings Corporation IV from January 1, 2021 through April 27, 2021.
a
Includes the consolidated operations of FT Holdings Corporation IV.
b
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
c
Based on average daily shares outstanding.
d
Total return is not annualized for periods less than one year.
e
Ratios are annualized for periods less than one year.
f
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Investment Trust
Schedule of Investments (unaudited), June 30, 2024
Templeton Global Balanced Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

.
a a Industry Shares a Value
a
Common Stocks 52.1%
China 2.6%
a
Alibaba Group Holding Ltd. ......... Broadline Retail 278,500 $ 2,510,076
Lenovo Group Ltd. ............... Technology Hardware, Storage & Peripherals 2,106,000 2,955,555
Prosus NV ..................... Broadline Retail 84,605 3,008,847
8,474,478
Germany 4.1%
Deutsche Post AG ................ Air Freight & Logistics 77,050 3,129,201
Deutsche Telekom AG ............. Diversified Telecommunication Services 179,505 4,512,580
Infineon Technologies AG .......... Semiconductors & Semiconductor Equipment 56,040 2,056,973
Siemens AG .................... Industrial Conglomerates 18,872 3,513,051
13,211,805
Hungary 0.9%
Richter Gedeon Nyrt. ............. Pharmaceuticals 108,183 2,810,215
Japan 5.7%
Mitsubishi Electric Corp. ........... Electrical Equipment 261,700 4,194,426
SoftBank Corp. .................. Wireless Telecommunication Services 521,900 6,383,838
Sumitomo Mitsui Financial Group, Inc. . Banks 119,600 8,029,390
18,607,654
Netherlands 0.8%
SBM Offshore NV ................ Energy Equipment & Services 163,943 2,509,440
South Africa 0.0%
b,c,d
K2016470219 South Africa Ltd. , A .... Broadline Retail 32,900,733 —
b,c,d
K2016470219 South Africa Ltd. , B .... Broadline Retail 4,646,498 —
—
South Korea 4.2%
KB Financial Group, Inc. ........... Banks 40,024 2,270,887
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 125,905 7,391,491
Shinhan Financial Group Co. Ltd. .... Banks 114,693 3,988,442
13,650,820
Switzerland 0.6%
Adecco Group AG ................ Professional Services 54,593 1,811,216
Taiwan 1.7%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 181,300 5,360,665
United Kingdom 9.6%
AstraZeneca plc ................. Pharmaceuticals 53,845 8,380,394
Barratt Developments plc .......... Household Durables 705,586 4,190,732
e
HSBC Holdings plc , ADR .......... Banks 111,200 4,837,200
Imperial Brands plc ............... Tobacco 197,565 5,055,657
Lloyds Banking Group plc .......... Banks 6,757,552 4,660,974
Unilever plc ..................... Personal Care Products 72,427 3,975,484
31,100,441
United States 21.9%
Alphabet, Inc. , A ................. Interactive Media & Services 48,375 8,811,506
Bank of America Corp. ............ Banks 171,380 6,815,783
BP plc ......................... Oil, Gas & Consumable Fuels 731,538 4,404,601
CNH Industrial NV ................ Machinery 358,934 3,636,002
Delta Air Lines, Inc. ............... Passenger Airlines 149,451 7,089,956
DuPont de Nemours, Inc. .......... Chemicals 55,237 4,446,026

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
Common Stocks
(continued)
United States (continued)
Fidelity National Information Services,
Inc. ......................... Financial Services 98,808 $ 7,446,171
Medtronic plc ................... Health Care Equipment & Supplies 39,900 3,140,529
PNC Financial Services Group, Inc.
(The) ........................ Banks 27,965 4,347,998
Shell plc ....................... Oil, Gas & Consumable Fuels 141,560 5,102,018
Stanley Black & Decker, Inc. ........ Machinery 31,422 2,510,304
Target Corp. .................... Consumer Staples Distribution & Retail 30,159 4,464,738
UnitedHealth Group, Inc. ........... Health Care Providers & Services 8,936 4,550,747
Wells Fargo & Co. ................ Banks 70,544 4,189,608
70,955,987
Total Common Stocks (Cost $ 140,067,356 ) .....................................
168,492,721
Principal
Amount
*
a a a a a
Corporate Bonds 0.0%
South Africa 0.0%
b ,f ,g ,h
K2016470219 South Africa Ltd. ,
Senior Secured Note , 144A, PIK, 3% ,
12/31/22 ..................... Broadline Retail 2,851,217 —
Senior Secured Note , 144A, PIK, 8% ,
12/31/22 ..................... Broadline Retail 2,929,327 EUR —
b ,f ,g ,h
K2016470260 South Africa Ltd. , Senior
Secured Note , 144A, PIK, 25% ,
12/31/22 ..................... Broadline Retail 1,782,466 —
—
Total Corporate Bonds (Cost $ 4,389,520 ) .......................................
—
a a Industry
Principal
Amount
*
a Value
Foreign Government and Agency Securities 38.7%
Australia 1.3%
New South Wales Treasury Corp. ,
Senior Bond , 2% , 3/08/33 ........ 3,030,000 AUD 1,610,627
Treasury Corp. of Victoria ,
h
Senior Bond , Reg S, 2.25% , 9/15/33 2,270,000 AUD 1,205,415
Senior Bond , 2.25% , 11/20/34 ..... 2,680,000 AUD 1,372,770
4,188,812
Brazil 4.0%
Brazil Notas do Tesouro Nacional ,
10% , 1/01/27 .................. 35,450,000 BRL 6,111,316
10% , 1/01/31 .................. 14,887,000 BRL 2,410,065
10% , 1/01/33 .................. 4,483,000 BRL 713,068
F , 10% , 1/01/29 ................ 21,143,000 BRL 3,527,184
12,761,633
Colombia 1.9%
Colombia Government Bond , Senior
Bond , 9.85% , 6/28/27 ............ 83,000,000 COP 19,275
Colombia Titulos de Tesoreria ,
B , 13.25% , 2/09/33 ............. 3,803,300,000 COP 1,042,777
B , 7.25% , 10/18/34 ............. 6,802,000,000 COP 1,289,057
B , 6.25% , 7/09/36 .............. 2,213,000,000 COP 368,183

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Colombia (continued)
Colombia Titulos de Tesoreria,
(continued)
B , 9.25% , 5/28/42 .............. 16,928,000,000 COP $ 3,403,100
6,122,392
Dominican Republic 1.5%
h
Dominican Republic Government Bond ,
Senior Bond , 144A, 5.3% , 1/21/41 .. 2,030,000 1,727,389
Senior Bond , 144A, 6.4% , 6/05/49 .. 760,000 714,065
Senior Bond , 144A, 5.875% , 1/30/60 2,634,000 2,241,356
4,682,810
Ecuador 1.5%
h
Ecuador Government Bond ,
Senior Bond , 144A, 3.5% , 7/31/35 .. 6,275,000 3,138,456
Senior Note , 144A, 6% , 7/31/30 .... 2,846,000 1,809,766
4,948,222
Egypt 1.0%
Egypt Government Bond ,
25.151% , 4/16/27 ............... 101,600,000 EGP 2,102,219
h
Senior Bond , 144A, 8.75% , 9/30/51 . 1,030,000 778,133
h
Senior Bond , 144A, 7.5% , 2/16/61 .. 510,000 343,046
3,223,398
El Salvador 0.0%
†
h
El Salvador Government Bond , Senior
Bond , 144A, 7.65% , 6/15/35 ....... 100,000 72,781
Gabon 0.9%
h
Gabon Government Bond ,
Senior Bond , 144A, 6.95% , 6/16/25 . 2,210,000 2,030,976
Senior Bond , 144A, 6.625% , 2/06/31 680,000 513,489
Senior Bond , 144A, 7% , 11/24/31 ... 500,000 377,481
2,921,946
Ghana 0.5%
f
Ghana Government Bond ,
PIK, 8.35% , 2/16/27 ............. 5,607,304 GHS 232,118
PIK, 8.5% , 2/15/28 .............. 5,615,579 GHS 201,448
PIK, 8.65% , 2/13/29 ............. 5,582,696 GHS 177,462
PIK, 5% , 2/12/30 ............... 5,590,923 GHS 163,073
PIK, 8.95% , 2/11/31 ............. 5,041,252 GHS 135,710
PIK, 9.1% , 2/10/32 .............. 5,048,670 GHS 128,172
PIK, 9.25% , 2/08/33 ............. 5,056,094 GHS 122,673
PIK, 9.4% , 2/07/34 .............. 4,482,962 GHS 105,288
PIK, 9.55% , 2/06/35 ............. 4,489,544 GHS 103,133
PIK, 9.7% , 2/05/36 .............. 4,496,131 GHS 101,856
PIK, 9.85% , 2/03/37 ............. 4,502,722 GHS 101,241
PIK, 10% , 2/02/38 .............. 4,509,319 GHS 101,132
1,673,306
Hungary 2.7%
Hungary Government Bond ,
1% , 11/26/25 .................. 1,242,000,000 HUF 3,125,340

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Hungary (continued)
Hungary Government Bond, (continued)
3% , 10/27/27 .................. 106,800,000 HUF $ 258,939
4.75% , 11/24/32 ................ 2,203,700,000 HUF 5,215,653
8,599,932
India 5.0%
India Government Bond ,
Senior Bond , 7.26% , 8/22/32 ...... 664,300,000 INR 8,071,160
Senior Bond , 7.18% , 8/14/33 ...... 221,200,000 INR 2,677,613
Senior Note , 7.1% , 4/18/29 ....... 448,200,000 INR 5,393,687
16,142,460
Indonesia 1.5%
Indonesia Government Bond ,
FR82 , 7% , 9/15/30 .............. 4,273,000,000 IDR 261,098
FR87 , 6.5% , 2/15/31 ............ 4,108,000,000 IDR 243,142
FR91 , 6.375% , 4/15/32 .......... 11,532,000,000 IDR 678,367
FR95 , 6.375% , 8/15/28 .......... 28,742,000,000 IDR 1,728,394
FR96 , 7% , 2/15/33 .............. 29,362,000,000 IDR 1,785,568
4,696,569
Kazakhstan 2.8%
Kazakhstan MEOKAM ,
10.67% , 1/21/26 ................ 159,600,000 KZT 325,001
15.35% , 11/18/27 ............... 27,100,000 KZT 60,824
Kazakhstan MEUKAM ,
9% , 7/03/27 ................... 365,400,000 KZT 703,322
10.4% , 4/12/28 ................ 225,400,000 KZT 444,208
15.3% , 3/03/29 ................ 833,280,000 KZT 1,909,938
10.55% , 7/28/29 ................ 54,200,000 KZT 105,310
11% , 2/04/30 .................. 127,900,000 KZT 252,543
10.3% , 3/17/31 ................ 1,747,020,000 KZT 3,298,824
14% , 5/12/31 .................. 215,190,000 KZT 481,566
Senior Bond , 5.5% , 9/20/28 ....... 388,700,000 KZT 638,086
Senior Bond , 7.68% , 8/13/29 ...... 564,500,000 KZT 980,009
9,199,631
Kenya 1.5%
h
Kenya Government Bond , Senior Note ,
144A, 9.75% , 2/16/31 ............ 4,990,000 4,793,269
Mexico 3.3%
Mexican Bonos ,
M , 10% , 11/20/36 ............... 4,570,000 MXN 251,697
M , Senior Bond , 7.75% , 11/23/34 ... 14,160,000 MXN 666,713
Mexican Bonos Desarr Fixed Rate ,
M , 7.5% , 5/26/33 ............... 86,420,000 MXN 4,069,116
M , Senior Bond , 8.5% , 5/31/29 ..... 13,800,000 MXN 710,566
M , Senior Bond , 8.5% , 11/18/38 .... 8,380,000 MXN 406,321
M , Senior Bond , 7.75% , 11/13/42 ... 18,030,000 MXN 794,779
Petroleos Mexicanos , Senior Note ,
6.84% , 1/23/30 ................ 4,240,000 3,735,211
10,634,403

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Mongolia 0.7%
h
Mongolia Government Bond ,
Senior Bond , 144A, 4.45% , 7/07/31 . 1,450,000 $ 1,224,525
Senior Note , 144A, 5.125% , 4/07/26 . 200,000 194,200
Senior Note , 144A, 3.5% , 7/07/27 .. 1,000,000 901,500
2,320,225
Panama 1.3%
Panama Government Bond ,
Senior Bond , 6.4% , 2/14/35 ....... 590,000 560,430
Senior Bond , 6.7% , 1/26/36 ....... 2,650,000 2,578,128
Senior Bond , 6.875% , 1/31/36 ..... 1,150,000 1,125,841
4,264,399
Romania 1.5%
h
Romania Government Bond , 144A,
2.875% , 4/13/42 ................ 6,920,000 EUR 4,833,484
South Africa 2.1%
South Africa Government Bond ,
Senior Bond , 8.875% , 2/28/35 ..... 88,070,000 ZAR 4,098,502
Senior Bond , 8.5% , 1/31/37 ....... 25,320,000 ZAR 1,095,376
Senior Bond , 9% , 1/31/40 ........ 40,170,000 ZAR 1,741,228
6,935,106
Sri Lanka 0.3%
g ,h
Sri Lanka Government Bond ,
Senior Bond , 144A, 6.2% , 5/11/27 .. 1,400,000 825,222
Senior Bond , 144A, 6.75% , 4/18/28 . 200,000 118,090
Senior Bond , 144A, 7.85% , 3/14/29 . 200,000 119,100
1,062,412
Supranational 1.3%
i
Asian Development Bank , Senior Note ,
11.2% , 1/31/25 ................. 17,931,000,000 COP 4,309,386
Uruguay 2.1%
j
Uruguay Government Bond ,
Index Linked, Senior Bond , 3.7% ,
6/26/37 ...................... 49,088,471 UYU 1,294,422
Index Linked, Senior Bond , 3.875% ,
7/02/40 ...................... 204,566,172 UYU 5,519,012
6,813,434
Total Foreign Government and Agency Securities (Cost $ 131,321,458 ) ............
125,200,010
U.S. Government and Agency Securities 1.2%
United States 1.2%
U.S. Treasury Bonds ,
3.375%, 8/15/42 ................ 3,020,000 2,551,664
3.75%, 11/15/43 ................ 1,550,000 1,370,418
3,922,082
Total U.S. Government and Agency Securities (Cost $ 4,208,693 ) ..................
3,922,082

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a a a a a a
Escrows and Litigation Trusts 0.0%
b,c
K2016470219 South Africa Ltd., Escrow
Account ...................... 168,113 $ —
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
—
Total Long Term Investments (Cost $ 279,987,027 ) ...............................
297,614,813
Short Term Investments 5.3%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 4.1%
Egypt 4.1%
k
Egypt Treasury Bills ,
3/04/25 ...................... 316,200,000 EGP 5,625,044
3/18/25 ...................... 432,175,000 EGP 7,623,619
13,248,663
Total Foreign Government and Agency Securities (Cost $ 13,080,585 ) ..............
13,248,663
Shares
Money Market Funds 1.0%
United States 1.0%
l,m
Institutional Fiduciary Trust - Money
Market Portfolio , 4.972% ......... 3,284,416 3,284,416
Total Money Market Funds (Cost $ 3,284,416 ) ...................................
3,284,416
n
Investments from Cash Collateral Received for Loaned
Securities 0.2%
Money Market Funds 0.2%
l,m
Institutional Fiduciary Trust - Money
Market Portfolio , 4.972% ......... 536,000 536,000
Total Investments from Cash Collateral Received for Loaned Securities (Cost
$ 536,000 ) ...................................................................
536,000
a a a a a
Total Short Term Investments (Cost $ 16,901,001 ) ................................
17,069,079
a a a
Total Investments (Cost $ 296,888,028 ) 97.3% ...................................
$314,683,892
Other Assets, less Liabilities 2.7% .............................................
8,984,497
Net Assets 100.0% ...........................................................
$323,668,389
a a a

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Variable interest entity (VIE). See the Fund’s notes to financial statements regarding investments made through a VIE structure. At June 30, 2024, the aggregate value of this security was $2,510,076, representing 0.8% of net assets.
b
Fair valued using significant unobservable inputs. See Note 11 regarding fair value measurements.
c
Non-income producing.
d
See Note 8 regarding restricted securities.
e
A portion or all of the security is on loan at June 30, 2024. See Note 1(d).
f
Income may be received in additional securities and/or cash.
g
Defaulted security or security for which income has been deemed uncollectible. See Note 6.
h
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At June 30, 2024, the aggregate value of these securities was $27,961,743, representing 8.6% of net assets.
i
A supranational organization is an entity formed by two or more central governments through international treaties.
j
Principal amount of security, redemption price at maturity, and/or coupon payments are adjusted for inflation. See Note 1(f).
k
The security was issued on a discount basis with no stated coupon rate.
l
See Note 3(f) regarding investments in affiliated management investment companies.
m
The rate shown is the annualized seven-day effective yield at period end.
n
See Note 1(d) regarding securities on loan.

Templeton Global Investment Trust
Schedule of Investments (unaudited)
Templeton Global Balanced Fund
(continued)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

At June 30, 2024 , the Fund had the following forward exchange contracts outstanding. See Note 1 ( c ).
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Indian Rupee ...... HSBK Buy 130,568,000 1,561,501 7/05/24 $ 4,627 $ —
Indian Rupee ...... HSBK Sell 130,568,000 1,565,376 7/05/24 — (752)
Chilean Peso ...... HSBK Buy 981,900,000 1,087,701 7/08/24 — (44,153)
Malaysian Ringgit ... GSCO Buy 40,100,000 8,547,373 7/11/24 — (46,026)
Thai Baht ......... DBAB Buy 95,000,000 2,603,710 7/11/24 — (15,901)
Japanese Yen ...... BNDP Buy 239,887,530 1,591,431 7/16/24 — (96,952)
Japanese Yen ...... BOFA Buy 1,149,710,460 7,630,400 7/16/24 — (467,802)
Japanese Yen ...... DBAB Buy 1,110,438,260 7,363,307 7/16/24 — (445,372)
Chilean Peso ...... HSBK Buy 798,100,000 860,300 7/18/24 — (11,903)
Chilean Peso ...... JPHQ Buy 902,400,000 972,781 7/18/24 — (13,511)
Chilean Peso ...... JPHQ Buy 1,185,600,000 1,267,073 7/24/24 — (6,589)
Norwegian Krone ... DBAB Buy 40,861,000 3,839,886 8/12/24 — (8,409)
Mexican Peso ...... MSCO Buy 7,426,000 326,882 9/03/24 74,921 —
Mexican Peso ...... MSCO Sell 7,426,000 315,711 9/03/24 — (86,092)
Euro ............. HSBK Buy 3,970,000 4,337,965 9/04/24 — (72,346)
Malaysian Ringgit ... GSCO Buy 37,580,000 7,988,266 9/18/24 — (5,085)
Thai Baht ......... HSBK Buy 203,700,000 5,756,839 9/18/24 — (184,565)
South Korean Won .. DBAB Buy 12,349,810,000 8,999,351 9/19/24 — (11,493)
South Korean Won .. HSBK Buy 7,746,000,000 5,946,523 9/19/24 — (309,193)
Indian Rupee ...... HSBK Buy 130,568,000 1,561,165 10/03/24 91 —
Japanese Yen ...... HSBK Buy 88,900,000 601,814 10/07/24 — (40,855)
Japanese Yen ...... MSCO Buy 79,300,000 536,881 10/07/24 — (36,498)
Norwegian Krone ... MSCO Buy 18,480,000 1,687,301 10/10/24 47,836 —
Japanese Yen ...... JPHQ Buy 251,863,750 1,662,791 11/21/24 — (62,102)
Australian Dollar .... DBAB Buy 2,688,000 1,801,845 11/22/24 — (2,689)
Australian Dollar .... JPHQ Buy 4,277,000 2,868,113 11/22/24 — (5,394)
Australian Dollar .... MSCO Buy 6,160,000 4,078,844 12/12/24 45,707 —
Total Forward Exchange Contracts ................................................... $173,182 $(1,973,682)
Net unrealized appreciation (depreciation) ............................................ $(1,800,500)
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.
See Note  9  regarding other derivative information.
See Abbreviations on page 33 .

Templeton Global Investment Trust
Financial Statements
Statement of Assets and Liabilities
June 30, 2024 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Templeton
Global
Balanced Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $293,067,612
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 3,820,416
Value - Unaffiliated issuers (Includes securities loaned of $522,000) ................................... $310,863,476
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 3,820,416
Cash .................................................................................... 178,112
Foreign currency, at value (cost $150,525) ........................................................ 148,676
Receivables:
Investment securities sold ................................................................... 1,875,966
Capital shares sold ........................................................................ 20,698
Dividends and interest ..................................................................... 4,464,167
European Union tax reclaims (Note 1 e ) ......................................................... 6,779,328
Deposits with brokers for:
OTC derivative contracts .................................................................. 1,600,000
Unrealized appreciation on OTC forward exchange contracts .......................................... 173,182
Deferred tax benefit ......................................................................... 111,553
Total assets .......................................................................... 330,035,574
Liabilities:
Payables:
Capital shares redeemed ................................................................... 320,756
Management fees ......................................................................... 181,323
Distribution fees .......................................................................... 68,621
Transfer agent fees ........................................................................ 119,302
Trustees' fees and expenses ................................................................. 4,522
IRS closing agreement payments for European Union tax reclaims (Note 1 e ) ............................. 2,728,624
Unrealized depreciation on OTC forward exchange contracts .......................................... 1,973,682
Payable upon return of securities loaned (Note 1 d ) .................................................. 536,000
Deferred tax ............................................................................... 191,940
Accrued expenses and other liabilities ........................................................... 242,415
Total liabilities ......................................................................... 6,367,185
Net assets, at value ................................................................. $323,668,389
Net assets consist of:
Paid-in capital ............................................................................. $469,308,224
Total distributable earnings (losses) ............................................................. (145,639,835)
Net assets, at value ................................................................. $323,668,389

Templeton Global Investment Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
June 30, 2024 (unaudited)
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Templeton
Global
Balanced Fund
Class A:
Net assets, at value ....................................................................... $186,747,176
Shares outstanding ........................................................................ 76,880,184
Net asset value per share
a,b
.................................................................. $2.43
Maximum offering price per share (net asset value per share ÷ 94.50% )
b
................................ $2.57
Class A1:
Net assets, at value ....................................................................... $93,612,404
Shares outstanding ........................................................................ 38,469,464
Net asset value per share
a,b
.................................................................. $2.43
Maximum offering price per share (net asset value per share ÷ 96.25% )
b
................................ $2.52
Class C:
Net assets, at value ....................................................................... $11,130,182
Shares outstanding ........................................................................ 4,592,199
Net asset value and maximum offering price per share
a,b
............................................ $2.42
Class C1:
Net assets, at value ....................................................................... $1,116,307
Shares outstanding ........................................................................ 457,565
Net asset value and maximum offering price per share
a,b
............................................ $2.44
Class R:
Net assets, at value ....................................................................... $638,220
Shares outstanding ........................................................................ 261,529
Net asset value and maximum offering price per share
b
............................................. $2.44
Class R6:
Net assets, at value ....................................................................... $3,235,845
Shares outstanding ........................................................................ 1,329,864
Net asset value and maximum offering price per share
b
............................................. $2.43
Advisor Class:
Net assets, at value ....................................................................... $27,188,255
Shares outstanding ........................................................................ 11,131,709
Net asset value and maximum offering price per share
b
............................................. $2.44
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Templeton Global Investment Trust
Financial Statements
Statement of Operations
for the six months ended June 30, 2024 (unaudited)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Semiannual Report

Templeton
Global
Balanced Fund
Investment income:
Dividends: (net of foreign taxes of $568,402)
Unaffiliated issuers ........................................................................ $2,807,793
Non-controlled affiliates (Note 3 f ) ............................................................. 273,741
Interest: (net of foreign taxes of $210,140)
Unaffiliated issuers ........................................................................ 6,848,064
Income from securities loaned:
Non-controlled affiliates (Note 3 f ) ............................................................. 38,817
Other income (Note 1 e ) ...................................................................... 199,810
Total investment income ................................................................... 10,168,225
Expenses:
Management fees (Note 3 a ) ................................................................... 1,221,834
Distribution fees: (Note 3c )
    Class A ................................................................................ 242,825
    Class A1 ............................................................................... 121,710
    Class C ................................................................................ 60,151
    Class C1 ............................................................................... 3,843
    Class R ................................................................................ 1,577
Transfer agent fees: (Note 3e )
    Class A ................................................................................ 142,104
    Class A1 ............................................................................... 71,218
    Class C ................................................................................ 8,818
Class C1 ............................................................................... 868
    Class R ................................................................................ 460
    Class R6 ............................................................................... 1,281
    Advisor Class ............................................................................ 20,484
Custodian fees ............................................................................. 57,353
Reports to shareholders fees .................................................................. 25,621
Registration and filing fees .................................................................... 59,707
Professional fees ........................................................................... 53,656
Trustees' fees and expenses .................................................................. 23,803
Other .................................................................................... (19,041)
Total expenses ......................................................................... 2,098,272
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (68,735)
Net expenses ......................................................................... 2,029,537
Net investment income ................................................................ 8,138,688
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:(net of foreign taxes of $3,065)
Unaffiliated issuers ...................................................................... (7,517,150)
Written options ........................................................................... 100,227
Foreign currency transactions ................................................................ (295,199)
Forward exchange contracts ................................................................. (2,916,801)
Net realized gain (loss) .................................................................. (10,628,923)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 7,716,763
Translation of other assets and liabilities denominated in foreign currencies .............................. (266,496)
Written options ........................................................................... 27,970
Forward exchange contracts ................................................................. (4,272,114)
Change in deferred taxes on unrealized appreciation ............................................... (282,273)
Net change in unrealized appreciation (depreciation) ............................................ 2,923,850
Net realized and unrealized gain (loss) ............................................................ (7,705,073)
Net increase (decrease) in net assets resulting from operations .......................................... $433,615

Templeton Global Investment Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
Semiannual Report The accompanying notes are an integral part of these financial statements.

Templeton Global Balanced Fund
Six Months Ended
June 30, 2024
(unaudited)
Year Ended
December 31, 2023
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $8,138,688 $12,931,535
Net realized gain (loss) ................................................. (10,628,923) (17,452,966)
Net change in unrealized appreciation (depreciation) ........................... 2,923,850 51,919,818
Net increase (decrease) in net assets resulting from operations ................ 433,615 47,398,387
Distributions to shareholders:
Class A ............................................................. (4,749,620) —
Class A1 ............................................................ (2,375,236) —
Class C ............................................................. (241,536) —
Class C1 ............................................................ (25,933) —
Class R ............................................................. (14,988) —
Class R6 ............................................................ (97,880) —
Advisor Class ........................................................ (721,473) —
Distributions to shareholders from tax return of capital:
Class A ............................................................. — (7,527,254)
Class A1 ............................................................ — (3,823,929)
Class C ............................................................. — (427,162)
Class C1 ............................................................ — (45,892)
Class R ............................................................. — (21,299)
Class R6 ............................................................ — (106,261)
Advisor Class ........................................................ — (1,175,180)
Total distributions to shareholders .......................................... (8,226,666) (13,126,977)
Capital share transactions: (Note 2 )
Class A ............................................................. (15,536,443) (23,493,866)
Class A1 ............................................................ (8,413,066) (14,166,626)
Class C ............................................................. (1,849,591) (7,142,001)
Class C1 ............................................................ (194,371) (689,186)
Class R ............................................................. 5,476 (6,461)
Class R6 ............................................................ (205,423) 831,066
Advisor Class ........................................................ (1,672,376) (6,160,499)
Total capital share transactions ............................................ (27,865,794) (50,827,573)
Net increase (decrease) in net assets ................................... (35,658,845) (16,556,163)
Net assets:
Beginning of period ..................................................... 359,327,234 375,883,397
End of period .......................................................... $323,668,389 $359,327,234

Templeton Global Investment Trust

franklintempleton.com
Semiannual Report
Notes to Financial Statements (unaudited)
Templeton Global Balanced Fund
1. Organization and Significant Accounting Policies
Templeton Global Investment Trust (Trust) is registered
under the Investment Company Act of 1940 (1940 Act) as
an open-end management investment company, consisting
of three separate funds. The Trust follows the accounting
and reporting guidance in Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic
946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946.
Templeton Global Balanced Fund (Fund) is included in this
report. The Fund offers seven classes of shares: Class A,
Class A1, Class C, Class C1, Class R, Class R6 and Advisor
Class. Class C and Class C1 shares automatically convert
to Class A shares on a monthly basis, after they have been
held for 8 years. Each class of shares may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege
and fees due to differing arrangements for distribution and
transfer agent fees.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Global Balanced Fund
(continued)
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities
to the latest indications of fair value at 4 p.m. Eastern time.
At June 30, 2024, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Global Balanced Fund
(continued)
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under
the ISDA agreement. At June 30, 2024, the Fund had OTC
derivatives in a net liability position of $1,846,374 and the aggregate value of collateral pledged for such contracts was
$1,600,000.
Collateral requirements differ by type of derivative.
Collateral or initial margin requirements are set by the
broker or exchange clearing house for exchange traded
and centrally cleared derivatives. Initial margin deposited is held at the exchange and can be in the form of cash and/or
securities. For OTC derivatives traded under an ISDA master
agreement, posting of collateral is required by either the
Fund or the applicable counterparty if the total net exposure of all OTC derivatives with the applicable counterparty
exceeds the minimum transfer amount, which typically
ranges from $100,000 to $250,000, and can vary depending
on the counterparty and the type of agreement. Generally,
collateral is determined at the close of Fund business each
day and any additional collateral required due to changes
in derivative values may be delivered by the Fund or the
counterparty the next business day, or within a few business days. Collateral pledged and/or received by the Fund for
OTC derivatives, if any, is held in segregated accounts with the Fund's custodian/counterparty broker and can be in
the form of cash and/or securities. Unrestricted cash may
be invested according to the Fund's investment objectives.
To the extent that the amounts due to the Fund from its
counterparties are not subject to collateralization or are
not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
The Fund purchased or wrote OTC option contracts primarily
to manage and/or gain exposure to foreign exchange rate
risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of an asset
or notional amount of a swap (swaption), at a specified
price. When an option is purchased or written, an amount
equal to the premium paid or received is recorded as an
asset or liability, respectively. Upon exercise of an option, the acquisition cost or sales proceeds of the underlying
investment is adjusted by any premium received or paid.
Upon expiration of an option, any premium received or paid
is recorded as a realized gain or loss. Upon closing an option other than through expiration or exercise, the difference
between the premium received or paid and the cost to close
the position is recorded as a realized gain or loss. At June
30, 2024, the Fund had no option contracts.
See Note 9 regarding other derivative information.
d. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
1. Organization and Significant Accounting Policies
(continued)
c. Derivative Financial Instruments
(continued)

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Global Balanced Fund
(continued)
affiliate of the Fund. The Fund may receive income from the
investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities loaned, net of fees paid to the securities lending agent and/or third-
party vendor, is reported separately in the Statement of
Operations. The Fund bears the market risk with respect
to any cash collateral investment, securities loaned, and
the risk that the agent may default on its obligations to the
Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the
securities in the open market using the collateral received.
The securities lending agent has agreed to indemnify the
Fund in the event of default by a third party borrower.
e. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Fund during a fiscal
year exceed foreign withholding taxes paid by the Fund,
and the Fund previously passed through to its shareholders
foreign taxes incurred by the Fund to be used as a credit or deduction on a shareholder’s income tax return, the Fund
will enter into a closing agreement with the Internal Revenue
Service (IRS) in order to pay the associated tax liability on behalf of the Fund's shareholders. The Fund determined to
enter into a closing agreement with the IRS and recorded
any adjustments to estimated payments as other income, as
reflected in the Statement of Operations.
The Fund may recognize an income tax liability related
to its uncertain tax positions under U.S. GAAP when the
uncertain tax position has a less than 50% probability that
it will be sustained upon examination by the tax authorities based on its technical merits. As of June 30, 2024, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
f. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income
(including interest income from payment-in-kind securities, if any) and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities are
included in interest income. Dividend income is recorded
on the ex-dividend date except for certain dividends from
securities where the dividend rate is not available. In such cases, the dividend is recorded as soon as the information
is received by the Fund. Distributions to shareholders are
recorded on the ex-dividend date. Distributable earnings
are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
1. Organization and Significant Accounting Policies
(continued)
d. Securities Lending
(continued)

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Global Balanced Fund
(continued)
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as interest
income in the Statement of Operations.
g. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
h. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At June 30, 2024, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:
Six Months Ended
June 30, 2024
Year Ended
December 31, 2023
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 1,807,006 $4,423,313 5,965,175 $14,106,990
Shares issued in reinvestment of distributions .......... 1,866,755 4,556,187 3,056,717 7,213,881
Shares redeemed ............................... (10,000,995) (24,515,943) (18,985,938) (44,814,737)
Net increase (decrease) .......................... (6,327,234) $(15,536,443) (9,964,046) $(23,493,866)
Class A1 Shares:
Shares sold ................................... 306,513 $753,685 1,682,115 $3,949,983
Shares issued in reinvestment of distributions .......... 937,768 2,298,106 1,567,764 3,704,390
Shares redeemed ............................... (4,686,493) (11,464,857) (9,242,737) (21,820,999)
Net increase (decrease) .......................... (3,442,212) $(8,413,066) (5,992,858) $(14,166,626)
1. Organization and Significant Accounting Policies
(continued)
f. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Global Balanced Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
Six Months Ended
June 30, 2024
Year Ended
December 31, 2023
Shares Amount Shares Amount
Class C Shares:
Shares sold ................................... 329,257 $807,001 743,327 $1,739,817
Shares issued in reinvestment of distributions .......... 98,400 240,103 179,206 421,549
Shares redeemed
a
.............................. (1,184,831) (2,896,695) (3,951,741) (9,303,367)
Net increase (decrease) .......................... (757,174) $(1,849,591) (3,029,208) $(7,142,001)
Class C1 Shares:
Shares sold ................................... 22,556 $55,663 104,615 $245,837
Shares issued in reinvestment of distributions .......... 10,555 25,933 19,313 45,748
Shares redeemed
a
.............................. (112,445) (275,967) (413,172) (980,771)
Net increase (decrease) .......................... (79,334) $(194,371) (289,244) $(689,186)
Class R Shares:
Shares sold ................................... 3,170 $7,806 50,774 $118,692
Shares issued in reinvestment of distributions .......... 4,281 10,518 6,445 15,276
Shares redeemed ............................... (5,225) (12,848) (60,071) (140,429)
Net increase (decrease) .......................... 2,226 $5,476 (2,852) $(6,461)
Class R6 Shares:
Shares sold ................................... 496,374 $1,222,500 650,235 $1,495,383
Shares issued in reinvestment of distributions .......... 39,456 96,769 44,099 104,523
Shares redeemed ............................... (628,729) (1,524,692) (324,615) (768,840)
Net increase (decrease) .......................... (92,899) $(205,423) 369,719 $831,066
Advisor Class Shares:
Shares sold ................................... 631,924 $1,547,872 1,208,881 $2,875,560
Shares issued in reinvestment of distributions .......... 244,957 602,783 420,907 998,284
Shares redeemed ............................... (1,555,424) (3,823,031) (4,234,508) (10,034,343)
Net increase (decrease) .......................... (678,543) $(1,672,376) (2,604,720) $(6,160,499)
a
May include a portion of Class C shares that were automatically converted to Class A.
Subsidiary Affiliation
Templeton Global Advisors Limited (Global Advisors) Investment manager
Templeton Investment Counsel, LLC (TICL) Investment manager
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
2. Shares of Beneficial Interest
(continued)

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Global Balanced Fund
(continued)
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Global Advisors based on the average daily net assets of the Fund as follows:
For the period ended June 30, 2024, the annualized gross effective investment management fee rate was 0.725% of the
Fund’s average daily net assets.
Under a subadvisory agreement, Advisers and TICL, affiliates of Global Advisors, provides subadvisory services to the Fund.
The subadvisory fee is paid by Global Advisors based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Global Advisors, FT Services provides administrative services to the Fund. The fee is paid by
Global Advisors based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A and A1 reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A and A1 reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C, C1 and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the
Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
Annualized Fee Rate Net Assets
0.725% Up to and including $500 million
0.625% Over $500 million, up to and including $1 billion
0.575% Over $1 billion, up to and including $1.5 billion
0.525% Over $1.5 billion, up to and including $6.5 billion
0.500% Over $6.5 billion, up to and including $11.5 billion
0.478% Over $11.5 billion, up to and including $16.5 billion
0.465% Over $16.5 billion, up to and including $19 billion
0.455% Over $19 billion, up to and including $21.5 billion
0.445% In excess of $21.5 billion
Class A .................................................................................... 0.25%
Class A1 ................................................................................... 0.25%
Class C .................................................................................... 1.00%
Class C1 ................................................................................... 0.65%
Class R .................................................................................... 0.50%
3. Transactions with Affiliates
(continued)

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Global Balanced Fund
(continued)
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:
.
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the period ended June 30, 2024, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$84,539 was retained by Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the period ended June 30, 2024, the Fund held investments in affiliated management investment companies as follows:
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $3,028
CDSC retained .............................................................................. $553
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Templeton Global Balanced Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.972% $4,293,363 $86,266,087 $(87,275,034) $— $— $3,284,416 3,284,416 $273,741
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.972% $— $22,368,000 $(21,832,000) $— $— $536,000 536,000 $38,817
Total Affiliated Securities ... $4,293,363 $108,634,087 $(109,107,034) $— $— $3,820,416 $312,558
3. Transactions with Affiliates
(continued)

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Global Balanced Fund
(continued)
g. Waiver and Expense Reimbursements
Global Advisors has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses, and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.95% based on the average net assets of each class until April 30,
2025. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed
0.03% based on the average net assets of the class until April 30, 2025.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2023, the capital loss carryforwards were as follows:
At June 30, 2024, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, wash sales, EU reclaims, payments-in-kind, bond discounts and premiums, tax straddles and net operating losses.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the period ended June 30, 2024, aggregated
$98,959,132 and $131,104,377, respectively.
At June 30, 2024, in connection with securities lending transactions, the Fund loaned equity investments and received $536,000 of cash collateral. The gross amount of recognized liability for such transactions is included in payable upon return of securities loaned in the Consolidated Statement of Assets and Liabilities. The agreements can be terminated at any time.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $26,588,638
Long term ................................................................................ 119,957,129
Total capital loss carryforwards ............................................................... $146,545,767
Cost of investments .......................................................................... $304,999,303
Unrealized appreciation ........................................................................ $34,293,541
Unrealized depreciation ........................................................................ (26,409,452)
Net unrealized appreciation (depreciation) .......................................................... $7,884,089
3. Transactions with Affiliates
(continued)

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Global Balanced Fund
(continued)
6. Credit Risk and Defaulted Securities
At June 30, 2024, the Fund had 18.6% of its portfolio invested in high yield or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At June
30, 2024, the aggregate value of these securities was $1,062,414, representing 0.3% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
Certain investments in Chinese companies are made through a special structure known as a VIE. In a VIE structure, foreign investors, such as the Fund, will only own stock in a shell company rather than directly in the VIE, which must be owned by
Chinese nationals (and/or Chinese companies) to obtain the licenses and/or assets required to operate in a restricted or prohibited sector in China. The value of the shell company is derived from its ability to consolidate the VIE into its financials pursuant to contractual arrangements that allow the shell company to exert a degree of control over, and obtain economic benefits arising from, the VIE without formal legal ownership. While VIEs are a longstanding industry practice and are well known by Chinese officials and regulators, the structure historically has not been formally recognized under Chinese law and it is uncertain whether Chinese officials or regulators will withdraw their implicit acceptance of the structure. It is also uncertain whether the contractual arrangements, which may be subject to conflicts of interest between the legal owners of the VIE and foreign investors, would be enforced by Chinese courts or arbitration bodies. Prohibitions of these structures by the Chinese government, or the inability to enforce such contracts, from which the shell company derives its value, would likely cause the
VIE-structured holding(s) to suffer significant, detrimental, and possibly permanent losses, and in turn, adversely affect the
Fund’s returns and net asset value.
8. Restricted Securities
The Fund invests in securities that are restricted under the Securities Act of 1933 (1933 Act). Restricted securities are often purchased in private placement transactions, and cannot be sold without prior registration unless the sale is pursuant to an exemption under the 1933 Act. Disposal of these securities may require greater effort and expense, and prompt sale at an acceptable price may be difficult. The Fund may have registration rights for restricted securities. The issuer generally incurs all registration costs.
At June 30, 2024, investments in restricted securities, excluding securities exempt from registration under the 1933 Act, were as follows:
Shares Issuer
Acquisition
Date Cost Value
Templeton Global Balanced Fund
32,900,733
a
K2016470219 South Africa Ltd., A ............... 2/08/13 - 2/01/17 $ 81,025 $ —
4,646,498
a
K2016470219 South Africa Ltd., B ............... 2/01/17 3,450 —
Total Restricted Securities (Value is —% of Net Assets) .............. $84,475 $—

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Global Balanced Fund
(continued)
9. Other Derivative Information
At June 30, 2024, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the period ended June 30, 2024, the effect of derivative contracts in the Statement of Operations was as follows:
For the period ended June 30, 2024, the average month notional amount of options represented $16,139,286. The average month end contract value of forward exchange contracts was $93,370,466.
See Note 1(c) regarding derivative financial instruments.
See Abbreviations on page 33 .
a
The Fund also invests in unrestricted securities of the issuer, valued at $— as of June 30, 2024.
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Templeton Global Balanced Fund
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
$ 173,182 Unrealized depreciation on OTC
forward exchange contracts
$ 1,973,682
Total .................... $173,182 $1,973,682
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Period
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Period
Templeton Global Balanced Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Swap contracts $— Swap contracts $—
Foreign exchange contracts .....
Investments (178,868)
a
Investments 66,469
a
Written options 100,227 Written options 27,970
Forward exchange contracts (2,916,801) Forward exchange contracts (4,272,114)
Total ....................... $(2,995,442) $(4,177,675)
a
Purchased option contracts are included in net realized gain (loss) from investments and net change in unrealized appreciation (depreciation) on investments in the
Statement of Operations.
8. Restricted Securities
(continued)

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Global Balanced Fund
(continued)
10. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.675 billion (Global Credit Facility)
which matures on January 31, 2025. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.
Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended June 30, 2024, the Fund did not use the
Global Credit Facility.
11. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of June 30, 2024, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Templeton Global Balanced Fund
Assets:
Investments in Securities:
Common Stocks :
China ............................... $ — $ 8,474,478 $ — $ 8,474,478
Germany ............................. — 13,211,805 — 13,211,805
Hungary ............................. 2,810,215 — — 2,810,215
Japan ............................... — 18,607,654 — 18,607,654
Netherlands ........................... — 2,509,440 — 2,509,440
South Africa ........................... — — —
a
—
South Korea .......................... — 13,650,820 — 13,650,820
Switzerland ........................... — 1,811,216 — 1,811,216
Taiwan ............................... — 5,360,665 — 5,360,665
United Kingdom ........................ 4,837,200 26,263,241 — 31,100,441
United States .......................... 61,449,368 9,506,619 — 70,955,987
Corporate Bonds ........................ — — —
a
—
Foreign Government and Agency Securities .... — 125,200,010 — 125,200,010
U.S. Government and Agency Securities ....... — 3,922,082 — 3,922,082
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 3,820,416 13,248,663 — 17,069,079
Total Investments in Securities ........... $72,917,199 $241,766,693
b
$— $314,683,892

Templeton Global Investment Trust
Notes to Financial Statements (unaudited)

franklintempleton.com
Semiannual Report
Templeton Global Balanced Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Abbreviations
Level 1 Level 2 Level 3 Total
Templeton Global Balanced Fund (continued)
Assets: (continued)
Investments in Securities:
Short Term Investments
Other Financial Instruments:
Forward Exchange Contracts ............... $— $173,182 $— $173,182
Total Other Financial Instruments ......... $— $173,182 $— $173,182
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $ — $ 1,973,682 $ — $ 1,973,682
Total Other Financial Instruments ......... $— $1,973,682 $— $1,973,682
a
Includes financial instruments determined to have no value.
b
Includes foreign securities valued at $99,395,938, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America Corp.
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
Selected Portfolio
ADR
American Depositary Receipt
PIK
Payment-In-Kind
Cu r rency
AUD
Australian Dollar
BRL
Brazilian Real
COP
Colombian Peso
EGP
Egyptian Pound
EUR
Euro
GHS
Ghanaian Cedi
HUF
Hungarian Forint
IDR
Indonesian Rupiah
INR
Indian Rupee
KZT
Kazakhstani Tenge
MXN
Mexican Peso
UYU
Uruguayan Peso
ZAR
South African Rand
11. Fair Value Measurements
(continued)

Templeton Global Investment Trust

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Semiannual Report
TEMPLETON GLOBAL INVESTMENT TRUST
Templeton Global Balanced Fund
(Fund)
At an in-person meeting held on May 22, 2024 (Meeting), the Board of Trustees (Board) of the Templeton Global Investment
Trust (Trust), including a majority of the trustees who are not “interested persons” as defined in the Investment Company
Act of 1940 (Independent Trustees), reviewed and approved the continuance of the: (i) investment management agreement between Templeton Global Advisors Limited (TGAL) and the Trust; (ii) the investment sub-advisory agreement between TGAL and Franklin Advisers, Inc. (FAI), an affiliate of TGAL; and (iii) the investment sub-advisory agreement between TGAL and
Templeton Investment Counsel, LLC, an affiliate of TGAL (TICL, and collectively with FAI, the Sub-Advisers), each on behalf of the Fund (each a Management Agreement) for an additional one-year period. The Independent Trustees received advice from and met separately with Independent Trustee counsel in considering whether to approve the continuation of each Management
Agreement. FAI, TGAL and TICL are each referred to herein as a Manager.
In considering the continuation of each Management Agreement, the Board reviewed and considered information provided by each Manager at the Meeting and throughout the year at meetings of the Board and its committees. The Board also reviewed and considered information provided in response to a detailed set of requests for information submitted to each Manager by
Independent Trustee counsel on behalf of the Independent Trustees in connection with the annual contract renewal process.
In addition, prior to the Meeting, the Independent Trustees held a virtual contract renewal meeting at which the Independent
Trustees first conferred amongst themselves and Independent Trustee counsel about contract renewal matters, and then met with management to request additional information that the Independent Trustees reviewed and considered prior to and at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of each
Management Agreement, including, but not limited to: (i) the nature, extent and quality of the services provided by each
Manager; (ii) the investment performance of the Fund; (iii) the costs of the services provided and profits realized by each
Manager and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale are realized as the
Fund grows; and (v) whether fee levels reflect these economies of scale for the benefit of Fund investors.
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report

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In approving the continuance of each Management Agreement, the Board, including a majority of the Independent Trustees, determined, through the exercise of its business judgment, that the terms of the Management Agreements are fair and reasonable and that the continuance of the Management Agreements is in the best interests of the Fund and its shareholders.
While attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding the nature, extent and quality of investment management services provided by each Manager and its affiliates to the Fund and its shareholders. This information included, among other things, the qualifications, background and experience of the senior management and investment personnel of each Manager; as well as information on succession planning where appropriate; the structure of investment personnel compensation; oversight of third-party service providers; investment performance reports and related financial information for the Fund; reports on expenses and shareholder services; legal and compliance matters; risk controls; pricing and other services provided by each Manager and its affiliates; and management fees charged by each Manager and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts where relevant. The Board also reviewed and considered an annual report on payments made by Franklin Templeton (FT) or the Fund to financial intermediaries, as well as a memorandum relating to third-party servicing arrangements. The Board acknowledged the ongoing integration of the
Putnam family of funds into the FT family of funds and management’s continued development of strategies to address areas of heightened concern in the mutual fund industry, including various regulatory initiatives and continuing geopolitical concerns.
The Board also reviewed and considered the benefits provided to Fund shareholders of investing in a fund that is part of the FT family of funds. The Board noted the financial position of Franklin Resources, Inc. (FRI), the Managers’ parent, and its commitment to the mutual fund business as evidenced by its continued reassessment of the fund offerings in response to FT acquisitions and the market environment, as well as project initiatives and capital investments relating to the services provided to the Fund by the FT organization. The Board specifically noted FT’s commitment to technological innovation and advancement, including its initiative to create a new enterprise-wide artificial intelligence platform.
Following consideration of such information, the Board was satisfied with the nature, extent and quality of services provided by each Manager and its affiliates to the Fund and its shareholders.
Fund Performance
The Board reviewed and considered the performance results of the Fund over various time periods ended December 31,
2023. The Board considered the performance returns for the Fund in comparison to the performance returns of mutual funds deemed comparable to the Fund included in a universe (Performance Universe) selected by Broadridge Financial
Solutions, Inc. (Broadridge), an independent provider of investment company data. The Board received a description of the methodology used by Broadridge to select the mutual funds included in a Performance Universe. The Board also considered the performance returns for the Fund in comparison to the performance returns of a customized peer group (Performance
Customized Peer Group) selected by the Manager. The Board also reviewed and considered Fund performance reports provided and discussions that occurred with portfolio managers at Board meetings throughout the year. A summary of the
Fund’s performance results is below.
The Performance Universe for the Fund included the Fund and all retail and institutional mixed-asset target allocation moderate funds. The Performance Customized Peer Group for the Fund included funds that are classified as mid-target allocation moderate funds and with greater than 10% exposure to non-US fixed income. The Board noted that the Fund’s annualized income return for the one-, five- and 10-year periods was above the median of its Performance Universe, but for the three-year period was below the median of its Performance Universe. The Board also noted that the Fund’s annualized income return for the one-, three-, five- and 10-year periods was above the median of its Performance Customized Peer
Group. The Board further noted that the Fund’s annualized total return for the one-year period was above the medians of its
Performance Universe and Performance Customized Peer Group, but for the three-, five- and 10-year periods was below the medians of its Performance Universe and Performance Customized Peer Group.

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The Board discussed this performance with management and management explained that peers in both the Performance
Universe and Performance Customized Peer Group generally maintained substantially greater credit/spread sector allocations, greater US dollar exposures, and longer portfolio durations than the Fund’s fixed income sleeve, which adversely impacted the Fund’s performance. Management further explained that the Fund’s equity sleeve had a lower allocation, on average, to the US versus its performance peers, which also adversely impacted performance as US securities outperformed non-US securities in recent years. Management also explained that stock selection and an underweight in the information technology sector detracted from relative performance for the one-, three- and five-year periods. Management discussed with the Board the actions that are being taken/have been taken in an effort to improve the overall performance of the Fund, including changes to security exposures in the equity sleeve and enhancements arising out of a review of the business and investment process. The Board noted management’s confidence in the current portfolio positioning of the Fund. The Board further noted
management’s view regarding the income-related attributes of the Fund (e.g., a fund’s investment objective) as set forth in the
Fund’s registration statement and that the evaluation of the Fund’s performance relative to its peers on an income return basis was appropriate given these attributes. determination. The Board concluded that the Fund’s performance was acceptable.
Comparative Fees and Expenses
The Board reviewed and considered information regarding the Fund’s actual total expense ratio and its various components, including, as applicable, management fees; transfer agent expenses; underlying fund expenses; Rule 12b-1 and non-Rule
12b-1 service fees; and other non-management fees. The Board also noted the quarterly and annual reports it receives on all marketing support payments made by FT to financial intermediaries. The Board considered the actual total expense ratio and, separately, the contractual management fee rate, without the effect of fee waivers, if any (Management Rate) of the
Fund in comparison to the median expense ratio and median Management Rate, respectively, of other mutual funds deemed comparable to and with a similar expense structure to the Fund selected by Broadridge (Expense Group). Broadridge fee and expense data is based upon information taken from each fund’s most recent annual or semi-annual report, which reflects historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by Broadridge to be an appropriate measure of comparative fees and expenses. The Broadridge Management Rate includes administrative charges, and the actual total expense ratio, for comparative consistency, was shown for Class A1 shares for the Fund and for Class
A shares for other funds in the Expense Group. The Board received a description of the methodology used by Broadridge to select the mutual funds included in an Expense Group.
The Expense Group for the Fund included the Fund and six other mixed-asset target allocation moderate funds. The Board noted that the Management Rate and the actual total expense ratio for the Fund were above the medians and in the fifth quintile (most expensive) of its Expense Group. The Board discussed the expenses of this Fund with management and management explained that the Fund is the second smallest fund by assets under management in its Expense Group and therefore its fixed costs have a higher impact on a basis point basis, driving overall Fund total expenses higher. The Board noted that the Fund’s Management Rate was reduced by 10 basis points at each breakpoint tier in 2023. The Board also noted
that the Fund’s actual total expense ratio reflected an expense cap on operating expenses. The Board further noted that each Sub-Adviser is paid by TGAL out of the management fee TGAL receives from the Fund and that the allocation of the fee between TGAL and each Sub-Adviser reflected the services provided by each to the Fund. After consideration of the above, the Board concluded that the Management Rate charged to the Fund and the sub-advisory fee paid to each Sub-Adviser are reasonable.
Profitability
The Board reviewed and considered information regarding the profits realized by each Manager and its affiliates in connection with the operation of the Fund. In this respect, the Board considered the Fund profitability analysis that addresses the overall profitability of FT’s US fund business, as well as its profits in providing investment management and other services to each of the individual funds during the 12-month period ended September 30, 2023, being the most recent fiscal year-end for FRI. The
Board noted that although management continually makes refinements to its methodologies used in calculating profitability

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in response to organizational and product-related changes, the overall methodology has remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted that an independent registered public accounting firm has been engaged by the Manager to periodically review and assess the allocation methodologies to be used solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred in establishing the infrastructure necessary for the type of mutual fund operations conducted by each Manager and its affiliates may not be fully reflected in the expenses allocated to the
Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board considered management’s outsourcing of certain operations, which effort has required considerable up-front expenditures by the Manager but, over the long run is expected to result in greater efficiencies. The Board also noted management’s expenditures in improving shareholder services provided to the Fund, as well as the need to implement systems and meet additional regulatory and compliance requirements resulting from recent US Securities and Exchange Commission and other regulatory requirements.
The Board also considered the extent to which each Manager and its affiliates might derive ancillary benefits from fund operations, including revenues generated from transfer agent services, potential benefits resulting from personnel and systems enhancements necessitated by fund growth, as well as increased leverage with service providers and counterparties.
Based upon its consideration of all these factors, the Board concluded that the level of profits realized by each Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which each Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee structure reflects any economies of scale for the benefit of shareholders. With respect to possible economies of scale, the Board noted the existence of management fee breakpoints, which operate generally to share any economies of scale with the Fund’s shareholders by reducing the Fund’s effective management fees as the Fund grows in size. The Board considered each Manager’s view that any analyses of potential economies of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments each Manager incurs across the FT family of funds as a whole. The Board noted that the Fund had experienced a significant decrease in assets and would not be expected to demonstrate additional economies of scale in the near term, but concluded that to the extent economies of scale may be realized by a Manager and its affiliates, the Fund’s management fee structure provided a sharing of benefits with the Fund and its shareholders as the Fund grows.
Conclusion
Based on its review, consideration and evaluation of all factors it believed relevant, including the above-described factors and conclusions, the Board unanimously approved the continuation of each Management Agreement for an additional one-year period.

4290-SFSOI 08/24
© 2024 Franklin Templeton. All rights reserved.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSRS.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSRS.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSRS.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSRS.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

N/A

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

N/A

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

N/A

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

Item 16. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected or is reasonably likely to materially affect the internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.

N/A

Item 18. Recovery of Erroneously Awarded Compensation.

(a) N/A

(b) N/A

Item 19. Exhibits.

(a) (1) N/A

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Christopher Kings, Chief Executive Officer - Finance and Administration, and Jeffrey White, Chief Financial Officer, Chief Accounting Officer and Treasurer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON GLOBAL INVESTMENT TRUST

By	/S/ CHRISTOPHER KINGS
Christopher Kings
Chief Executive Officer - Finance and Administration

Date	August 29, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ CHRISTOPHER KINGS
Christopher Kings
Chief Executive Officer - Finance and Administration

Date	August 29, 2024

By	/S/ JEFFREY WHITE
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date	August 29, 2024